Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

March 31, 2021

VIPAMG-QTLY-0521
1.799876.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 4/1/21 to 6/3/21 (a)
(Cost $799,963)	800,000	799,988
	Shares	Value

Fixed-Income Funds - 21.7%
Fidelity Emerging Markets Debt Central Fund (b)	134,930	$1,215,716
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	10,486	1,046,962
Fidelity Floating Rate Central Fund (b)	18,101	1,809,582
Fidelity High Income Central Fund (b)	31,430	3,502,257
Fidelity Inflation-Protected Bond Index Central Fund (b)	72,737	7,939,968
Fidelity International Credit Central Fund (b)	27,471	2,781,132
Fidelity VIP Investment Grade Central Fund (b)	273,045	29,816,517
iShares 20+ Year Treasury Bond ETF (c)	45,624	6,179,771
TOTAL FIXED-INCOME FUNDS
(Cost $52,231,874)		54,291,905

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.06% (d)	32,884	32,891
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	8,912,809	8,913,700
TOTAL MONEY MARKET FUNDS
(Cost $8,946,591)		8,946,591

Equity Funds - 78.0%
Domestic Equity Funds - 56.9%
Fidelity Commodity Strategy Central Fund (b)	1,194,939	5,986,644
Fidelity Real Estate Equity Central Fund (b)	26,254	3,290,192
Fidelity U.S. Equity Central Fund (b)	1,071,088	131,743,816
Market Vectors Gold Miners ETF	35,766	1,162,395

TOTAL DOMESTIC EQUITY FUNDS		142,183,047

International Equity Funds - 21.1%
Fidelity Emerging Markets Equity Central Fund (b)	64,321	19,067,814
Fidelity International Equity Central Fund (b)	314,965	31,254,020
iShares MSCI Japan ETF (c)	36,500	2,500,980

TOTAL INTERNATIONAL EQUITY FUNDS		52,822,814

TOTAL EQUITY FUNDS
(Cost $128,728,256)		195,005,861
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $190,706,684)		259,044,345
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(9,069,885)
NET ASSETS - 100%		$249,974,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	June 2021	$328,800	$(1,447)	$(1,447)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	25	June 2021	1,653,125	(13,763)	(13,763)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	June 2021	10,315,240	(89,783)	(89,783)
TOTAL FUTURES CONTRACTS					$(104,993)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $799.988.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	15,557
Fidelity Emerging Markets Debt Local Currency Central Fund	13,888
Fidelity Emerging Markets Equity Central Fund	23,893
Fidelity Floating Rate Central Fund	18,837
Fidelity High Income Central Fund	46,744
Fidelity Inflation-Protected Bond Index Central Fund	3,836
Fidelity International Credit Central Fund	26,547
Fidelity International Equity Central Fund	44,850
Fidelity Securities Lending Cash Central Fund	1,316
Fidelity U.S. Equity Central Fund	269,808
Fidelity VIP Investment Grade Central Fund	644,248
Total	$1,109,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,727,241	$4,282,778	$132,050	$807	$107,868	$5,986,644	0.8%
Fidelity Emerging Markets Debt Central Fund	1,912,830	52,913	696,852	(61,128)	7,953	1,215,716	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	1,121,798	13,888	--	--	(88,724)	1,046,962	0.7%
Fidelity Emerging Markets Equity Central Fund	20,318,472	308,234	2,180,890	556,260	65,738	19,067,814	0.8%
Fidelity Floating Rate Central Fund	1,788,349	39,006	34,341	241	16,327	1,809,582	0.1%
Fidelity High Income Central Fund	3,440,176	91,569	86,053	1,826	54,739	3,502,257	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	8,001,088	109,045	171,750	286	1,299	7,939,968	0.6%
Fidelity International Credit Central Fund	2,878,568	72,790	87,689	1,970	(84,507)	2,781,132	0.6%
Fidelity International Equity Central Fund	33,865,815	500,126	4,080,820	598,076	370,823	31,254,020	1.0%
Fidelity Real Estate Equity Central Fund	324,389	2,875,476	32,708	313	122,722	3,290,192	0.2%
Fidelity U.S. Equity Central Fund	129,899,414	1,786,312	7,793,947	71,094	7,780,943	131,743,816	0.5%
Fidelity VIP Investment Grade Central Fund	30,923,400	3,400,468	3,036,366	201,766	(1,672,751)	29,816,517	0.4%
Total	$236,201,540	$13,532,605	$18,333,466	$1,371,511	$6,682,430	$239,454,620

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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